      As filed with Securities and Exchange Commission on October 9, 2007.

                                                  File Nos. 002-87775, 811-04815

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933 [X]
                         Pre-Effective Amendment No. [  ]
                        Post-Effective Amendment No. [41]

                                     and/or

       Registration Statement Under the Investment Company Act of 1940 [X]
                               Amendment No. [43]

                                   ----------

                                Ultra Series Fund
                                2000 Heritage Way
                               Waverly, Iowa 50677
                            (319) 352-4090, ext. 2157
             (Registrant's Exact Name, Address and Telephone Number)

                            Pamela M. Krill, Esquire
                       CUNA Mutual Life Insurance Company
                                CUNA Mutual Group
                                2000 Heritage Way
                               Waverly, Iowa 50677
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

              Approximate Date of Proposed Public Offering: [_____]

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 41 to the Registration Statement of Ultra Series Fund (the "Trust") on Form N-1A (File Nos. 002-87775 and 811-04815) is being filed to correct series and class identifiers for the following portfolios of the Trust: Conservative Allocation Fund, Aggressive Allocation Fund, Moderate Allocation Fund, Small Cap Growth Fund, and the Small Cap Value Fund. The Trust incorrectly set up the series and class information for the foregoing portfolios, each of which was effective after the compliance date of February 6, 2006. This amendment does not amend or change in any way the currently effective prospectus or statement of additional information of the Trust. Accordingly, the following Post Effective Amendments ("PEAs") to the Trust's Registration Statements on Form N-1A are hereby incorporated by reference: PEA No. 35 filed on April 26, 2006 (relating to Conservative Allocation Fund, Aggressive Allocation Fund and Moderate Allocation Fund) and PEA No. 37 filed on April 27, 2007 (relating to Small Cap Growth Fund and Small Cap Value Fund).

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

See "Exhibit Index."

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Class Z shares of the Ultra Series Fund (the "Fund") are currently sold to separate accounts of CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to their qualified retirement plans.

Class C shares of the Ultra Series Fund are offered to separate accounts of insurance companies other than CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates. Currently, there are no Class C shares outstanding.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                          CUNA Mutual Insurance Society
                  Organizational Chart As Of September 1, 2007

CUNA Mutual Insurance Society
State of domicile: Iowa

CUNA Mutual Insurance Society, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

1.   CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

          a.   CUMIS Insurance Society, Inc.
               State of domicile: Iowa
               CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

                    (1)  CUMIS Specialty Insurance Company, Inc.
                         State of domicile: Iowa

          b.   CUNA Brokerage Services, Inc.
               State of domicile: Wisconsin

          c.   CUNA Mutual General Agency of Texas, Inc.

               State of domicile: Texas

               CUNA Mutual General Agency of Texas, Inc., is the owner of the following subsidiary:

                    (1)  MEMBERS Financial Services, Inc.
                         Ownership: For regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.
                         State of domicile: Texas

          d.   MEMBERS Life Insurance Company
               State of domicile: Iowa

          e.   International Commons, Inc.
               State of domicile: Wisconsin

          f.   CUNA Mutual Insurance Agency, Inc.
               State of domicile: Wisconsin

               CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiary:

                    (1)  CUNA Mutual Casualty Insurance Agency of Mississippi,
                         Inc.
                         State of domicile: Mississippi

          g.   Stewart Associates Incorporated
               State of domicile: Wisconsin

          h.   CUNA Mutual Business Services, Inc.
               State of domicile: Wisconsin

          j.   Lending Call Center Services, LLC
               92% ownership by CUNA Mutual Investment Corporation State of domicile: Delaware

          k.   Lenders Protection, LLC
               50% ownership by CUNA Mutual Insurance Society
               State of domicile: Delaware

          l.   Union Charter Holding, LLC
               State of domicile: Delaware

               Union Charter Holding, LLC is the owner of the following subsidiary:

                    (1)  Union Financial Services, LLC
                         Industrial Loan Company
                         State of domicile: Utah

2.   CUNA Caribbean Insurance Society Limited
     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

          a.   CUNA Caribbean Insurance Services Limited

               Country of domicile: Trinidad and Tobago

3.   CUNA Mutual Australia Holding Co. Pty. Ltd.
     Country of domicile: Australia

     CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

          a.   CUNA Mutual Life Australia, Ltd.
               Country of domicile: Australia

4.   CUNA Mutual Group, Limited
     Country of domicile: U.K.

5.   CUNA Mutual Group Services (Ireland) Limited
     Country of domicile: Ireland

6.   CUNA Mutual Life Assurance (Europe), Limited
     Country of domicile: Ireland

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.   C.U. Insurance Services, Inc./Oregon
     50% ownership by CUNA Mutual Insurance Agency, Inc.
     State of domicile: Oregon

2.   The CUMIS Group Limited
     77.4% ownership by CUNA Mutual Insurance Society
     Country of domicile: Canada

     The CUMIS Group Limited is the 100% owner of the following companies:

          a.   CUMIS Life Insurance Company
               Country of domicile: Canada

          b.   CUMIS General Insurance Company
               Country of domicile: Canada

          c.   MemberCARE Financial Services Limited
               Country of domicile: Canada

          d.   MemberCARE Financial Services Partnership
               Country of domicile: Canada

          e.   Canadian Northern Shield Insurance Company
               Country of domicile: British Columbia, Canada

          f.   CUMIS Services Limited
               Country of domicile: Canada

          g.   WESTCU Insurance Services Limited
               Country of domicile: Westminster, Canada

          The CUMIS Group Limited is the 50% owner of the following companies:

          a.   Credential Financial, Inc.
               Country of domicile: Canada

3.   MEMBERS CAPITAL ADVISORS, INC.
     50% OWNERSHIP BY CUNA MUTUAL INVESTMENT CORPORATION
     50% OWNERSHIP BY CUNA MUTUAL LIFE INSURANCE COMPANY
     STATE OF DOMICILE: IOWA
     MCA IS THE INVESTMENT ADVISER TO THE ULTRA SERIES FUND

4.   MEMBERS Trust Company
     17.31% ownership by MEMBERS Development Company
     State of domicile: Florida

5.   CMG Mortgage Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

6.   CMG Mortgage Assurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

7.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

8.   Credit Union Service Corporation
     10% ownership by CUNA Mutual Insurance Society
     State of domicile: Georgia

9.   CUNA Mutual Australia Limited
     100% ownership by CUNA Mutual Australia Holding Company Pty. Limited Country of domicile: Australia

     CUNA Mutual Australia Limited is the 100% owner of the following companies:

          a.   CUNA Mutual Insurance Brokers Pty Limited
               Country of Domicile: Australia

          b. CUNA Mutual Technology Services Australia Pty Limited Country of Domicile: Australia

               The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                    (1) CUNA Mutual Insurance Brokers Pty Limited Country of Domicile: Australia

10.  CUNA Strategic Services, Inc.
     1.4% of ownership by CUNA Mutual Insurance Society
     State of domicile: Wisconsin

11.  Producers Ag Insurance Group
     24.6% of ownership by CUNA Mutual Insurance Society
     State of domicile: Delaware

Partnerships

1.   CM CUSO Limited Partnership, a Washington Partnership
     CUMIS Insurance Society, Inc. - General Partner
     State of domicile: Washington

2.   MEMBERS Development Company LLC
     49% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

     The following company is a wholly-owned subsidiary of MEMBERS Development Company, LLC:

          a.   CU Biz Source, LLC
               State of domicile: Delaware

3.   The Center for Credit Union Innovation LLC
     33.3% ownership by CUNA Mutual Insurance Society
     33.3% ownership by CUNA & Affiliates
     State of domicile: Wisconsin

4.   HRValue Group LLC
     30% ownership by CUNA Mutual Investment Corporation
     State of domicile: Wisconsin

Affiliated (Nonstock)

1.   CUNA Mutual Group Foundation, Inc.
     Non-profit foundation 501(c)(3)
     State of domicile: Wisconsin

2.   CUNA Mutual Life Insurance Company
     State of domicile: Iowa

3.   CUNA Mutual Insurance Society Political Action Committee
     State of domicile: Not applicable

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of September 1, 2007

CUNA Mutual Life Insurance Company
State of domicile: Iowa

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.   MEMBERS CAPITAL ADVISORS, INC.
     50% OWNERSHIP BY CUNA MUTUAL LIFE INSURANCE COMPANY
     50% OWNERSHIP BY CUNA MUTUAL INVESTMENT CORPORATION
     STATE OF DOMICILE: IOWA
     MCA IS THE INVESTMENT ADVISER TO THE ULTRA SERIES FUND

2.   CMIA Wisconsin, Inc.
     100% ownership by CUNA Mutual Life Insurance Company
     State of domicile: Wisconsin

     CMIA Wisconsin, Inc. is the 100% owner of the following subsidiary:

     a.   League Insurance Agency, Inc.
          State of domicile: Connecticut

     League Insurance Agency is the 100% owner of the following subsidiary:

          (i)  Member Protection Insurance Plans
               State of domicile: Connecticut

ITEM 25. INDEMNIFICATION

Article 5.3 of Registrant's Declaration of Trust provides as follows: Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Registrant also maintains directors and officers' liability insurance for the benefit of Registrant's directors and officers. Such persons are also covered under liability insurance policies of affiliates of Registrant.

Pursuant to Rule 484 under the Securities Act of 1933, the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The investment adviser for the Ultra Series Fund is MEMBERS Capital Advisors, Inc. ("MCA"). See Part A "INVESTMENT ADVISER" for a more complete description. The officers and directors of MCA are as follows:

Name/Address              Position Held
------------              -------------
David P. Marks            MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    President and Director
Madison, WI 53705         2005 - Present

                          CUNA Mutual Insurance Society
                          EVP, Chief Officer - Investment
                          2005 - Present

                          CUNA Mutual Life Insurance Company
                          EVP, Chief Officer - Investment
                          2005 - Present

John W. Petchler          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Vice President
Madison, WI 53705         2005 - Present

James H. Metz             MEMBERS Capital Advisors, inc.
5910 Mineral Point Rd.    Vice President
Madison, WI 53705         2007 - Present

Mary E. Hoffmann          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Director and Treasurer; 2007- Present
Madison, WI 53705         Secretary and Treasurer; 2000 - 2007

                          Vice President - Finance & Operations
                          2006 - present

                          Assistant Vice President - Finance & Operations
                          2001 - 2006

Thomas J. Merfeld         MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Director
Madison, WI 53705         2006 - Present

Molly Nelson              MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road   Vice President - Chief Compliance Officer
Madison, WI 53705         2005 - Present

Faye A. Patzner           MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Director
Madison, WI 53705         2006 - Present

Tracy K. Lien             MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.    Assistant Secretary
Madison, WI 53705         1999 - Present

ITEM 27. PRINCIPAL UNDERWRITER

a. CUNA Brokerage Services, Inc. ("CBSI"), a registered broker-dealer, is the principal distributor of the Registrant's shares. CBSI does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b. Officers and Directors of CBSI.

Name and Principal      Positions and Offices      Positions and Offices
Business Address        With the Underwriter       With Registrant
------------------      ---------------------      ---------------------
Mark E. Backes**        Director, Vice Chairman    None
                        & President/CEO

John A. Chosy*          Assistant Secretary        None

Steve H. Dowden*        Director & Chairman        None

Mark Everson***         Director                   None

Katherine I. Grete**    Assistant Treasurer        None

Timothy Halevan**       Chief Compliance Officer   None

David J. Hughes**       Secretary & Treasurer      None

Sheila M. Kittleson**   Assistant Treasurer        None

Kevin T. Lenz*          Director                   None

Tracy K. Lien*          Assistant Secretary        None

James H. Metz*          Director                   None

John R. Ridge****       Director                   None

Steve R. Suleski*       Vice President             None

Mark T. Warshauer*      Director                   None

* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

*** The principal business address for this person is: 14985 Glazier Ave, Apple Valley, Minnesota 55124-7440.

**** The principal business address for this person is: 400 North Lakewood
     Parkway, Vernon Hills, Illinois 60061.

c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

a.   CUNA Mutual Life Insurance Company
     2000 Heritage Way
     Waverly, Iowa 50677

b.   MEMBERS Capital Advisors, Inc.
     5910 Mineral Point Road
     Madison, Wisconsin 53705

c    CUNA Mutual Insurance Society
     5910 Mineral Point Road
     Madison, Wisconsin 53705

d.   State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, MO 64105

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 8th day of October, 2007.

                                        ULTRA SERIES FUND


                                        By: /s/ David P. Marks
                                            ------------------------------------
                                            David P. Marks
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

              Name                            Title                    Date
              ----                            -----                    ----


/s/ David P. Marks               President and Trustee           October 8, 2007
------------------------------   (Principal Executive Officer)
David P. Marks


/s/ Mary E. Hoffmann             Treasurer                       October 8, 2007
------------------------------   (Principal Financial Officer)
Mary E. Hoffmann


/s/ Lawrence R. Halverson*       Trustee                         October 8, 2007
------------------------------
Lawrence R. Halverson


/s/ Linda S. Foltz*              Trustee                         October 8, 2007
------------------------------
Linda S. Foltz


/s/ Rolf F. Bjelland*            Trustee                         October 8, 2007
------------------------------
Rolf F. Bjelland


/s/ Steven P. Riege*             Trustee                         October 8, 2007
------------------------------
Steven P. Riege


/s/ Richard E. Struthers*        Trustee                         October 8, 2007
------------------------------
Richard E. Struthers


*By: /s/ Steven R. Suleski                                       October 8, 2007
     -------------------------
     Steven R. Suleski

Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

                                  EXHIBIT INDEX

                                                                                                         Filed
                                  Exhibit                             Incorporated by Reference to     Herewith
                                  -------                           --------------------------------   --------
(a.1)     Amended and Restated Declaration of Trust                 Post-Effective Amendment ("PEA")
                                                                    No. 19 to this Form N-1A
                                                                    Registration Statement filed on
                                                                    February 28, 1997

(a.2)     Amended and Restated Declaration of Trust                 PEA No. 33 to this Form N-1A
                                                                    Registration Statement  filed on
                                                                    April 28, 2005

(b)       Amended and Restated Bylaws                               PEA No. 19 to this Form N-1A
                                                                    Registration filed on February
                                                                    28, 1997

(c)       Not Applicable

(d.1a)    Management Agreement effective May 1, 1997                PEA No. 19 to this Form N-1A
                                                                    Registration Statement filed on
                                                                    February 28, 1997

(d.1b)    Amendment No. 1 to Management Agreement effective May     PEA No. 23 to this Form N-1A
          1, 1999                                                   Registration Statement filed on
                                                                    April 23, 1999

(d.1c)    Amendment No. 2 to Management Agreement effective         PEA No. 26 to this Form N-1A
          October 15, 2000                                          Registration Statement filed on
                                                                    September 28, 2000

(d.1d)    Amendment No. 3 to Management Agreement effective June    PEA No. 37 to this Form N-1A
          30, 2006                                                  Registration Statement filed on
                                                                    April 27, 2007

(d.1e)    Amendment No. 4 to Management Agreement effective May     PEA No. 37 to this Form N-1A
          1, 2007                                                   Registration Statement filed on
                                                                    April 27, 2007

(d.1f)    Amendment No. 5 to Management Agreement effective         PEA No. 39 to this Form N-1A
          October 1, 2007                                           Registration Statement filed on
                                                                    September 7, 2007

(d.2a)    Investment Sub-Advisory Agreement between MEMBERS         PEA No. 24 to this Form N-1A
          Capital Advisors, Inc. (f/k/a CIMCO Inc.) and             Registration Statement filed on
          Wellington Management Company LLP (Mid Cap Fund)          April 20, 2000
          effective May 1, 2000

(d.2b)    Letter amendment between MEMBERS Capital Advisors,        PEA No. 28 to this Form N-1A
          Inc. and Wellington Management Company, LLP (Multi Cap    Registration Statement filed on
          Fund) effective September 21, 2000                        April 12, 2001

(d.2c)    Investment Sub-Advisory Agreement between MEMBERS         PEA No. 29 to this Form N-1A
          Capital Advisors, Inc. and Wellington Management          Registration Statement filed on
          Company LLP effective May 1, 2002                         April 25, 2002

(d.2d)    Investment Sub-Advisory Agreement between MEMBERS         PEA No. 37 to this Form N-1A
          Capital Advisors, Inc. and Wellington Management          Registration Statement filed on
          Company LLP (Mid Cap Growth Fund) effective March 1,      April 27, 2007
          2007

(d.2.e)   Investment Sub-Advisory Agreement between MEMBERS         PEA No. 37 to this Form N-1A
          Capital Advisors, Inc. and Wellington Management          Registration Statement filed on
          Company LLP (Mid Cap Value Fund) effective March 1,       April 27, 2007
          2007

(d.3)     Investment Sub-Advisory Agreement between MEMBERS         PEA No. 27 to this Form N-1A
          Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Lazard      Registration Statement filed on
          Asset Management effective October 15, 2000               October 10, 2000

(d.4a)    Investment Sub-Advisory Agreement between MEMBERS         PEA No. 27 to this Form N-1A
          Capital Advisors, Inc. (f/k/a CIMCO Inc.) and             Registration Statement filed on
          Massachusetts Financial Services effective October 15,    October 10, 2000
          2000

(d.4b)    Termination Letter effective February 28, 2004            PEA No. 33 to this Form N-1A
                                                                    Registration Statement  filed on
                                                                    April 28, 2005

(d.5)     Letter terminating Investment Sub-Advisory Agreement      PEA No. 29 to this Form N-1A
          as it relates to the Emerging Growth Fund dated April     Registration Statement filed on
          2, 2002                                                   April 25, 2002

(d.6a)    Investment Sub-Advisory Agreement between MEMBERS         PEA No. 28 to this Form N-1A
          Capital Advisors, Inc. and Oppenheimer Funds, Inc.        Registration Statement filed on
          effective October 15, 2000                                April 12, 2001

(d.6b)    Termination Letter effective May 1, 2007                  PEA No. 37 to this Form N-1A
                                                                    Registration Statement  filed on
                                                                    April 27, 2007

(d.7a)    Servicing Agreement between MEMBERS Capital Advisors,     PEA No. 22 to this Form N-1A
          Inc. (f/k/a CIMCO Inc.) and CUNA Mutual Insurance         Registration Statement filed on
          Society effective May 1, 1997                             February 12, 1999

(d.7b)    Letter terminating Servicing Agreement between MEMBERS    PEA No. 28 to this Form N-1A
          Capital Advisors, Inc., and CUNA Mutual Life Insurance    Registration Statement filed on
          Society effective June 1, 1999                            April 12, 2001

(d.7c)    Servicing Agreement between CUNA Mutual Life Insurance    PEA No. 22 to this Form N-1A
          Company and MEMBERS Capital Advisors, Inc. (f/k/a         Registration Statement filed on
          CIMCO Inc.) effective May 1, 1997                         February 12, 1999

(d.7d)    Termination Agreement between CUNA Mutual Life            PEA No. 28 to this Form N-1A
          Insurance Company and MEMBERS Capital Advisors, Inc.      Registration Statement filed on
          effective December 31, 2000                               April 12, 2001

(d.8)     Investment Sub-Advisory Agreement with Shenkman           PEA No. 33 to this Form N-1A
          Capital Management effective March 1, 2005                Registration Statement filed on
                                                                    April 28, 2005

(d.9)     Investment Sub-Advisory Agreement with Mondrian           PEA No. 37 to this Form N-1A
          Investment Partners Limited effective May 1, 2007         Registration Statement filed on
                                                                    April 27, 2007

(d.10)    Investment Sub-Advisory Agreement with Paradigm Asset     PEA No. 37 to this Form N-1A
          Management Co., LLC effective May 1, 2007                 Registration Statement  filed on
                                                                    April 27, 2007

(d.11)    Investment Sub-Advisory Agreement with Wellington         PEA No. 37 to this Form N-1A
          Management Company, LLP (Small Cap Value Fund)            Registration Statement filed on
          effective May 1, 2007                                     April 27, 2007

(e)       Distribution Agreement between Ultra Series Fund and      PEA No. 19 to this Form N-1A
          CUNA Brokerage Services, Inc. effective December 29,      Registration Statement filed on
          1993                                                      February 28, 1997

(f)       N/A

(g.1)     Mutual Fund Custody Agreement between Ultra Series        PEA No. 22 to this Form N-1A
          Fund and State Street Bank and Trust Company effective    Registration Statement filed on
          April 30, 1997                                            February 12, 1999

(g.2)     Amendment No. 1 to Mutual Fund Custody Agreement          PEA No. 23 to this Form N-1A
          effective May 1, 1999                                     Registration Statement filed on
                                                                    April 23, 1999

(g.3)     Amendment to Mutual Fund Custody Agreement effective      PEA No. 26 to this Form N-1A
          December 2, 1999                                          Registration Statement filed on
                                                                    September 28, 2000

(g.4)     Amendment No. 2 to Mutual Fund Custody Agreement          PEA No. 28 to this Form N-1A
          effective October 15, 2000                                Registration Statement filed on
                                                                    April 12, 2001

(g.5)     Amendment No. 3 to Mutual Fund Custody Agreement          PEA No. 29 to this Form N-1A
          effective October 15, 2000                                Registration Statement filed on
                                                                    October 10, 2000

(g.6)     Amendment No. 4 to Mutual Fund Custody Agreement          PEA No. 28 to this Form N-1A
          effective March 14, 2001                                  Registration Statement filed on
                                                                    April 12, 2001

(g.7)     Amendment No. 5 to Mutual Fund Custody Agreement          PEA No. 28 to this Form N-1A
          effective May 1, 2002                                     Registration Statement filed on
                                                                    April 28, 2004

(g.8)     Amendment No. 6 to Mutual Fund Custody Agreement          PEA No. 40 to this Form N-1A
          effective May 1, 2007                                     Registration Statement filed on
                                                                    September 27, 2007

(g.9)     Amendment No. 7 to Mutual Fund Custody Agreement          PEA No. 40 to this Form N-1A
          effective October 1, 2007                                 Registration Statement filed on
                                                                    September 27, 2007

(h.1)     Participation Agreement between Ultra Series Fund and     PEA No. 22 to this Form N-1A
          CUNA Mutual Life Insurance Company Pension Plan for       Registration Statement filed on
          Home Office Employees                                     February 12, 1999

(h.2)     Participation Agreement between Ultra Series Fund and     PEA No. 22 to this Form N-1A
          CUNA Mutual Life Insurance Company Pension Plan for       Registration Statement  filed on
          Agents                                                    February 12, 1999

(h.3)     Participation Agreement between Ultra Series Fund and     PEA No. 22 to this Form N-1A
          CUNA Mutual Life Insurance Company 401(k)/Thrift Plan     Registration Statement filed on
          for Home Office Employees                                 February 12, 1999

(h.4)     Participation Agreement between Ultra Series Fund and     PEA No. 22 to this Form N-1A
          CUNA Mutual Life Insurance Company 401(k)/Thrift Plan     Registration Statement filed on
          for Agents                                                February 12, 1999

(h.5)     Participation Agreement between Ultra Series Fund and     PEA No. 22 to this Form N-1A
          CUNA Mutual Pension Plan                                  Registration Statement filed on
                                                                    February 12, 1999

(h.6)     Participation Agreement between Ultra Series Fund and     PEA No. 22 to this Form N-1A
          CUNA Mutual Savings Plan                                  Registration Statement filed on
                                                                    February 12, 1999

(h.7)     Participation Agreement between Ultra Series Fund and     PEA No. 22 to this Form N-1A
          CUNA Mutual Thrift Plan                                   Registration Statement filed on
                                                                    February 12, 1999

(h.8a)    Investment Accounting Agreement effective October 28,     PEA No. 28 to this Form N-1A
          2000                                                      Registration Statement filed on
                                                                    April 12, 2001

(h.8b)    Amendment to Investment Accounting Agreement with         PEA No. 33 to this Form N-1A
          State Street Bank and Trust Company effective November    Registration Statement filed on
          5, 2004                                                   April 28, 2005

(h.8c)    Amendment #3 to Investment Accounting Agreement with      PEA No. 40 to this Form N-1A
          State Street Bank and Trust Company effective June 30,    Registration Statement filed on
          2006                                                      September 27, 2007

(h.8d)    Amendment #4 to Investment Accounting Agreement with      PEA No. 40 to this Form N-1A
          State Street Bank and Trust Company effective May 1,      Registration Statement filed on
          2007                                                      September 27, 2007

(h.8e)    Amendment #5 to Investment Accounting Agreement with      PEA No. 40 to this Form N-1A
          State Street Bank and Trust Company effective October     Registration Statement filed on
          1, 2007                                                   September 27, 2007

(i.i)     Opinion and Consent of Counsel (original)                 PEA No. 19 to this Form N-1A
                                                                    Registration Statement filed on
                                                                    February 28, 1997

(i.2)     Opinion and Consent of Counsel (for Target Retirement     PEA No. 40 to this Form N-1A
          Funds)                                                    Registration Statement filed on
                                                                    September 27, 2007

(j)       Consent of Deloitte & Touche LLP                          PEA No. 40 to this Form N-1A
                                                                    Registration Statement filed on
                                                                    September 27, 2007

(k)       Not Applicable

(l.1)     Subscription Agreement between Ultra Series Fund and      PEA No. 28 to this Form N-1A
          CUNA Mutual Life Insurance Company effective October      Registration Statement  filed on
          31, 2000                                                  April 12, 2001

(l.2)     Subscription Agreement between Ultra Series Fund and      PEA No. 28 to this Form N-1A
          CUMIS Insurance Society effective October 31, 2000        Registration Statement filed on
                                                                    April 12, 2001

(l.3)     Subscription Agreement between Ultra Series Fund and      PEA No. 28 to this Form N-1A
          CUMIS Insurance Society effective October 31, 2000        Registration Statement filed on
                                                                    April 12, 2001

(l.4)     Subscription Agreement between Ultra Series Fund and      PEA No. 40 to this Form N-1A
          CUNA Mutual Insurance Society  effective October 1,       Registration Statement filed on
          2007                                                      September 27, 2007

(m.1)     Plan of Distribution dated May 1, 1997                    PEA No. 19 to this Form N-1A
                                                                    Registration Statement filed on
                                                                    February 28, 1997

(m.2)     Supplement No. 1 to Distribution Plan effective May 1,    PEA No. 23 to this Form N-1A
          1999                                                      Registration Statement filed on
                                                                    April 23, 1999

(m.3)     Supplement No. 2 to Distribution Plan effective           PEA No. 26 to this Form N-1A
          October 15, 2000                                          Registration Statement filed on
                                                                    September 28, 2000

(m.4)     Supplement No. 3 to Distribution Plan effective May 1,    PEA No. 37 to this Form N-1A
          2006                                                      Registration Statement filed on
                                                                    April 27, 2007

(m.5)     Supplement No. 4 to Distribution Plan effective May 1,    PEA No. 37 to this Form N-1A
          2007                                                      Registration Statement filed on
                                                                    April 27, 2007

(n)       Multi-Class Plans                                         PEA No. 19 to this Form N-1A
                                                                    Registration Statement filed on
                                                                    February 28, 1997

(o)       Reserved

(p.1)     Amended and Restated MEMBERS Capital Advisors, Inc.,      PEA No. 39 to this Form N-1A
          MEMBERS Mutual Funds and Ultra Series Fund's Code of      Registration Statement filed on
          Ethics dated August 23, 2007                              September 7, 2007

(p.2)     Amended and Restated CUNA Brokerage Services, Inc.'s      PEA No. 37 to this Form N-1A
          Code of Ethics effective March, 2006                      Registration Statement filed on
                                                                    April 27, 2007

(p.3)     Lazard Asset Management  LLC's Code of Ethics             PEA No. 37 to this Form N-1A
          effective February, 2006                                  Registration Statement filed on
                                                                    April 27, 2007

(p.4)     Wellington Management Company's Code of Ethics            PEA No. 37 to this Form N-1A
          effective January 1, 2007                                 Registration Statement filed on
                                                                    April 27, 2007

(p.5)     Shenkman Capital Management, Inc.'s Code of Ethics        PEA No. 37 to this Form N-1A
          effective July 1, 2006                                    Registration Statement filed on
                                                                    April 27, 2007

(p.6)     Mondrian Investment Partners' Code of Ethics effective    PEA No. 37 to this Form N-1A
          January, 2007                                             Registration Statement filed on
                                                                    April 27, 2007

(p.7)     Paradigm Asset Management Company LLC's Code of           PEA No. 37 to this Form N-1A
          Ethics effective June 1, 2006                             Registration Statement filed on
                                                                    April 27, 2007

(q)       Powers of Attorney for each Trustee of the Ultra          PEA No. 37 to this Form N-1A
          Series Funds                                              Registration Statement filed on
                                                                    April 27, 2007